Share-based compensation - Summary of Assumptions Used to determine the Fair Value of Stock Options (Details)	12 Months Ended
Dec. 31, 2021 $ / shares
Share-based compensation
Dividend yield	0.00%
Expected term	10 years
Exercise multiple	2.80
Maximum
Share-based compensation
Risk-free rate of return	1.85%
Expected volatility	142.01%
Fair value of ordinary share	$ 17.51
Minimum
Share-based compensation
Risk-free rate of return	1.25%
Expected volatility	136.91%
Fair value of ordinary share	$ 3.78